Share Capital (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
Summary of Share Capital

(In thousands, except share and per share data)	NOTES	Number of shares	Amount
Authorized:
As of June 30, 2024, December 31, 2024, and June 30, 2025	(i)	130,000,000	$1,300

Issued and fully paid:
As of January 1, 2024		895,051	$9
Class A Ordinary Shares issued to PIPE investors		191,667	2
Class A Ordinary Shares issued to employees for compensation		12,386	—
Class A Ordinary Shares issued to board members for board fees		693	—
As of June 30, 2024		1,099,797	11

As of January 1, 2025		1,102,792	11
Class A Ordinary Shares issued to board members for board fees		556	—
As of June 30, 2025		1,103,348	$11

Note i: Pursuant to Apollomics’ sixth amended and restated memorandum and articles of association, as amended as a result of the Apollomics’ 2024 Extraordinary General Meeting of Shareholders, the authorized share capital of Apollomics increased to 130,000,000 shares, comprised of 110,000,000 Class A Ordinary Shares, and 20,000,000 Class B Ordinary Shares, and 100,000,000 preference shares, par value $0.01 per share.